Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of shares of common stock reserved for issuance

The Company had reserved the following shares of common stock for issuance as of December 31, 2018:

Warrants to purchase common stock	331,193
Options:
Outstanding under the 2012 Equity Incentive Plan	15,408,997
Outstanding under the 2001 Equity Incentive Plan	360
Available for future grants under the 2012 Equity Incentive Plan	4,189,056
Total common stock reserved for future issuance	19,929,606

Summary of stock option activity

A summary of stock option activity for the nine months ended September 30, 2019 under all of the Company’s options plans is as follows:

	Options	Weighted Average Exercise Price
Outstanding at January 1, 2019	15,409,357	$0.95
Granted	728,610	1.10
Exercised	(488,625)	0.67
Cancelled (forfeited)	(509,923)	0.62
Cancelled (expired)	(45)	9.68
Outstanding at September 30, 2019	15,139,374	$0.97

The following table summarizes stock option activity for the years ended December 31, 2018:

	Number of Shares	Weighted Average Exercise Price (per share)(1)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000's) (2)
Outstanding at January 1, 2017	1,835,835	$19.29
Granted	765,000	3.38
Cancelled (forfeited)	(152,365)	5.86
Cancelled (expired)	(87)	18.38
Outstanding at December 31, 2017	2,448,383	$4.15
Granted	13,575,038	0.66
Cancelled (forfeited)	(572,935)	3.20
Cancelled (expired)	(41,129)	37.82
Outstanding at December 31, 2018	15,409,357	$0.95	9.0	$576
Options vested and expected to vest	15,356,965	$0.95	9.0	$574
Exercisable	10,283,026	$1.01	9.0	$379

(1)	The weighted average price per share is determined using exercise price per share for stock options.

(2)	The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the fair value of the Company’s common stock for in-the-money options at December 31, 2018.

Schedule of stock options outstanding and exercisable by exercise price

The stock options outstanding and exercisable by exercise price at December 31, 2018 are as follows:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractua l Life In Years	Weighted- Average Exercise Price Per Share	Number of Shares	Weighted- Average Exercise Price Per Share
$0.33 - $0.67	13,725,038	9.19	$0.66	8,922,798	$0.66
$1.91 - $3.30	370,000	8.10	2.97	361,666	2.97
$3.38 - $3.38	1,263,022	7.71	3.38	947,265	3.38
$3.40 - $4.72	50,625	7.77	3.40	50,625	3.40
$8.24 - $17.36	360	1.78	12.53	360	12.53
$42.88 - $48.00	312	4.76	45.17	312	45.17
	15,409,357	9.04	$0.95	10,283,026	$1.01

Schedule of fair value-based measurement of stock options granted under the entity's stock plans estimated using Black-Scholes model

The Company valued the options granted using the Black-Scholes options pricing model and the following weighted-average assumption terms for the nine months ended September 30, 2019:

Nine months ended September 30, 2019
Exercise price	$0.84 - $1.30
Market value	$0.84 - $1.30
Risk-free rate	2.49% - 2.59%
Expected term	6 years
Expected volatility	99.1% - 99.3%
Dividend yield	-

The fair value- based measurement of stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2018	2017
Expected term	5-6 years	5-6 years
Expected volatility	93% - 97%	83% - 88%
Risk-free interest rate	2.7 - 2.8%	1.8 - 2.1%
Expected dividend yield	0%	0%

Schedule of total stock-based compensation expense recognized

The Company recorded stock-based compensation expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
General and administrative	$419	$715	$1,813	$3,969
Research and development	32	-	64	201
Total stock-based compensation	$451	$715	$1,877	$4,170

Total expense for stock option grants recognized was as follows:
	Year Ended December 31,
	2018	2017
General and administrative	$4,611	$1,753
Research and development	201	362
	$4,812	$2,115